Notes Payable (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Oct. 17, 2016
Notes Payable Details
Secured Convertible Notes in the aggregate principal amount			$ 1,000,000
Warrants to purchase shares of the Company's common stock			80,000
Aggregate gross proceeds before expenses to the Company			$ 900,000
Notes carry a one-time upfront interest charge			$ 100,000
Notes Payable balance	$ 944,772	$ 920,114
Accrued interest and a pre-payment penalty		15.00%
Notes carry an interest rate per annum	10.00%	10.00%
Conversion price of the Notes	$ 4.13	$ 8.1
Conversion price of the Notes of the closing price of the Common Stock	150.00%	150.00%
Exercise price of the Warrants	$ 4.13	$ 4.05